Income taxes	12 Months Ended
Dec. 31, 2024
Income taxes
Income taxes

12. Income taxes

Cayman Islands (“Cayman”)

The Cayman Islands currently levies no taxes on individuals or corporations based upon profits, income, gains or appreciation and there is no taxation in the nature of inheritance or estate duty. There are no other taxes likely to be material to the Group levied by the government of the Cayman Islands except for stamp duties which may be applicable on instruments executed in, or brought within the jurisdiction of the Cayman Islands. In addition, the Cayman Islands does not impose withholding tax on dividend payments.

British Virgin Islands (“BVI”)

Under the current laws of the British Virgin Islands, entities incorporated in British Virgin Islands are not subject to tax on their income or capital gains. In addition, payment of dividends by the British Virgin Islands subsidiaries to their respective shareholders who are not resident in the British Virgin Islands, if any, is not subject to withholding tax in the British Virgin Islands.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Group’s subsidiaries in Hong Kong are subject to 16.5% Hong Kong profit tax on their taxable income generated from operations in Hong Kong. Additionally, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.

PRC

The Company’s subsidiaries and VIEs in the PRC are governed by the Enterprise Income Tax Law (“EIT Law”), which became effective on January 1, 2008. Pursuant to the EIT Law and its implementation rules, enterprises in the PRC are generally subject to tax at a statutory rate of 25%. Certified High and New Technology Enterprises (“HNTE”) are entitled to a preferential tax rate of 15%. The HNTE certificate is effective for a period of three years. Some of the Group’s consolidated entities are qualified for the HNTE certificate and enjoyed a reduced rate of 15%. Furthermore, HNTE can claim a super deduction for eligible research and development expenses, receiving a 175% super deduction from January 1, 2018 to September 30, 2022, and a 200% super deduction from October 1, 2022 onwards.

The EIT Law also provides that enterprises established under the laws of foreign countries or regions and whose “place of effective management” is located within the PRC are considered PRC tax resident enterprises and subject to the PRC income tax at the rate of 25% on worldwide income. The definition of “place of effective management” refers to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, and other aspects of an enterprise. If the Company is deemed as a PRC tax resident, it would be subject to the PRC tax under the EIT Law. The Company has analyzed the applicability of this law and believes that the chance of being recognized as a tax resident enterprise is remote for the PRC tax purposes.

According to the current EIT Law and its implementation rules, foreign enterprises, which have no establishment or place in China but derive dividends, interest, rents, royalties and other income (including capital gains) from sources in China or which have an establishment or place in China but the aforementioned income are not connected with the establishment or place shall be subject to the PRC withholding tax (“WHT”) at 10% (a further reduced WHT rate may be available according to the applicable double tax treaty or arrangement provided that the foreign enterprise is the tax resident of the jurisdiction where it is located and it is the beneficial owner of the dividends, interest and royalties income).

Brazil

The Group’s subsidiaries in Brazil are subject to 34% income tax rate, which comprises Brazilian Social Contribution tax and Brazilian Income Tax. Additionally, foreign enterprises, which have no establishment or place in Brazil but derive dividends, interest, rents, royalties and other income (including capital gains) from sources in Brazil or which have an establishment or place in Brazil but the aforementioned income are not connected with the establishment or place shall be subject to the Brazil withholding tax at the applicable rate.

12. Income taxes (Continued)

Mexico

The income tax provision for Mexico entities were calculated at corporate income tax rates of 30% on the taxable income for the years presented, based on the existing legislation, interpretations and practices in respect thereof.

The Company’s subsidiaries incorporated in other jurisdictions were subject to income tax charges calculated according to the tax laws enacted or substantially enacted in the countries where they operate and generate income.

Income (loss) before income taxes consists of:

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

Loss from overseas entities	(5,191,879)	(2,496,802)	(2,289,601)
Income (loss) from PRC entities	(6,547,104)	(2,165,878)	3,544,259
Income (loss) before income taxes	(11,738,983)	(4,662,680)	1,254,658

Income tax expenses (benefit) consists of:

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

Current income tax expenses	170,091	235,382	319,456
Deferred income tax benefits	(166,176)	(145,633)	(339,586)
Total income tax expenses (benefit)	3,915	89,749	(20,130)

The tax on the Group’s profit (loss) before income tax differs from the theoretical amount that would arise using the statutory tax rate of 25% in the PRC, being the tax rate applicable to the majority of consolidated entities as follows:

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

Profit (loss) before income tax	(11,738,983)	(4,662,680)	1,254,658

Tax calculated at statutory income tax rate of 25%	(2,934,746)	(1,165,670)	313,665

Tax effects of:
--Different tax rates available to different jurisdictions	(123,625)	556,263	182,303
--Preferential income tax rates applicable to subsidiaries	171,160	(158,184)	(305,495)
--Non-deductible expenses and non-taxable income, net	1,085,176	1,511,336	582,084
--Super deduction for research and development expenses	(590,966)	(694,930)	(735,419)
--Tax losses for which no deferred tax assets were recognized, net	2,797,918	191,535	(243,546)
--Other temporary differences for which no deferred tax assets were recognized, net	(503,782)	(372,975)	(4,516)
--Withholding tax	71,962	184,352	182,053
--Others	30,818	38,022	8,741

Total income tax expenses (benefit)	3,915	89,749	(20,130)

12. Income taxes (Continued)

Organization for Economic Co-operation and Development (“OECD”) Pillar Two model rules

The Group is within the scope of the OECD Pillar Two model rules and applies the exception introduced in IAS 12 to not recognize or disclose deferred tax assets and liabilities related to Pillar Two income taxes. For the year ended December 31, 2024, the Group benefits from the transitional safe harbor in all jurisdictions in which it operates and, as a result, does not have any top-up tax liabilities for the period.

The Group continues to monitor legislative developments as jurisdictions move forward with the implementation of Pillar Two rules. Based on currently enacted or substantively enacted legislation, the Group considers the potential exposure to top-up taxes for the year ending December 31, 2025 to be remote. The Group expects insignificant top-up tax liabilities for the financial year ending December 31, 2025.